Schedule I - Condensed Statement of Balance Sheets (Parent Company) (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value per share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	0	155,387,025	155,387,025
Preferred Stock, Shares Issued	0	139,444,346	139,444,346
Preferred Stock, Shares Outstanding	0	139,444,346	139,444,346
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		351,572,668	351,572,668
Common Stock, Shares, Issued		89,972,184	88,674,206
Common Stock, Shares, Outstanding		89,206,266	88,279,119
Liquidation preference	$ 0	$ 470,256
Parent Company [Member]
Preferred stock, par value per share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		155,387,025	155,387,025
Preferred Stock, Shares Issued		139,444,346	139,444,346
Preferred Stock, Shares Outstanding		139,444,346	139,444,346
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		351,572,668	351,572,668
Common Stock, Shares, Issued		89,972,184	88,674,206
Common Stock, Shares, Outstanding		89,206,266	88,279,119
Liquidation preference		$ 470,256